Fund Summary
Franklin Custodian Funds-19 | Franklin DynaTech Fund
Investment Goal
Capital appreciation.
Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 109 in the Fund's Prospectus and under “Buying and Selling Shares” on page 71 of the Fund’s Statement of Additional Information.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin DynaTech Fund} - Franklin Custodian Funds-19 - Franklin DynaTech Fund		Class A	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none
[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin DynaTech Fund} - Franklin Custodian Funds-19 - Franklin DynaTech Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management fees		0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none	none
Other expenses		0.19%	0.19%	0.19%	0.02%	0.19%
Acquired fund fees and expenses	[1]	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses		0.92%	1.67%	1.17%	0.50%	0.67%
Fee waiver and/or expense reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1],[2]	0.91%	1.66%	1.16%	0.49%	0.66%
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin DynaTech Fund} - Franklin Custodian Funds-19 - Franklin DynaTech Fund - USD ($)	Class A	Class C	Class R	Class R6	Advisor Class
1 year	$ 663	$ 269	$ 118	$ 50	$ 67
3 years	850	526	371	159	213
5 years	1,054	907	643	279	372
10 years	$ 1,641	$ 1,976	$ 1,420	$ 628	$ 834

If you do not sell your shares:
Expense Example, No Redemption {- Franklin DynaTech Fund}	Franklin Custodian Funds-19 Franklin DynaTech Fund Class C USD ($)
1 Year	$ 169
3 Years	526
5 Years	907
10 Years	$ 1,976

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22.42% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund seeks investments primarily in equity securities of companies that the investment manager believes are leaders in innovation, take advantage of new technologies, have superior management, and benefit from new industry conditions in the dynamically changing global economy. The Fund invests predominantly in common stock.

In pursuing these objectives, the investment manager may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the United States. Although the investment manager searches for investments across a large number of sectors, it expects to have significant positions in particular sectors including, for example, technology and health care.

The investment manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the investment manager looks for companies it believes can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Focus

The technology sector has historically been volatile due to the rapid pace of product change and development within the sector. Companies in the technology sector may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled, and investor perception of the company and/or its products or services. The activities of health care companies may be funded or subsidized by federal and state governments and changes in funding may adversely affect the profitability of these companies. Technology and health care companies may also be affected by legislation or changes in government regulation and policies.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, and lack of depth of management and funds for growth and development. They may also have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary indices in the table below show how the Fund's performance compares to other groups of securities that align more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q1'12	18.69%
Worst Quarter:	Q4'08	-23.41%
As of March 31, 2017, the Fund's year-to-date return was 13.38%.

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2016
Average Annual Total Returns{- Franklin DynaTech Fund} - Franklin Custodian Funds-19 - Franklin DynaTech Fund	Past 1 year	Past 5 years	Past 10 years	Since Inception	[1]
Class A | Return Before Taxes	(4.55%)	12.34%	8.25%
Class A | After Taxes on Distributions	(5.34%)	11.63%	7.68%
Class A | After Taxes on Distributions and Sales	(1.94%)	9.82%	6.65%
Class C | Return Before Taxes	(0.44%)	12.83%	8.07%
Class R | Return Before Taxes	1.03%	13.39%	8.59%
Class R6 | Return Before Taxes	1.70%			12.43%
Advisor Class | Return Before Taxes	1.51%	13.96%	9.12%
Russell 1000® Growth Index (index reflects no deduction for fees, expenses or taxes)	7.08%	14.49%	8.33%
NASDAQ Composite Index (index reflects no deduction for fees, expenses or taxes)	8.87%	17.06%	10.46%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	11.96%	14.65%	6.94%
[1]	Since inception May 1, 2013.

No one index is representative of the Fund's portfolio.

Historical performance for Class R and Advisor Class shares prior to their inception is based on the performance of Class A shares. Class R and Advisor Class performance have been adjusted to reflect differences in sales charges and 12b-1 expenses (with respect to Class R only) between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.